Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Accumulated Other Comprehensive Income

	2020	2019
Accrual for translation of operations in foreign operations
Balance at the beginning of the year	449,558	574,859
Foreign exchange gain /(losses) due to translation of operations in foreign currencies	(146,074)	(125,301)
Reclassification to foreign exchange gains /(losses) of items previously recognized in other comprehensive income	(303,484)	—

Balance at the end of the year	—	449,558